Personnel expenses (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Personnel Expenses [Abstract]
Salaries and wages	₨ 2,921,071	₨ 2,655,665	₨ 2,391,957
Contribution to provident fund and other funds	165,133	157,314	146,709
Staff welfare expenses	37,094	26,539	22,006
Employee stock compensation expense	46,371	4,835	6,824
Employee benefits expense	3,169,669	2,844,353	2,567,496
Attributable to cost of goods sold and services rendered	1,287,665	1,009,041	832,389
Attributable to selling, general and administrative expenses	₨ 1,573,512	₨ 1,474,755	₨ 1,441,496